Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$772,663,345	$708,862,985

Add: Excess contributions payable at end of year	28,816	44,284

Less: Amounts allocated to withdrawing participants at end of year	—	(31,880)

Less: Deemed distributions - defaulted loans at end of year	(12,080)	(16,512)

Net assets available for benefits per the Form 5500	$772,680,081	$708,858,877

The following is a reconciliation of contributions received from participants per the financial statements to the Form 5500:

December 31,
2025

Contributions received from participants per the financial statements	$34,406,723

Add: Excess contributions payable at end of year	28,816

Contributions received from participants per the Form 5500	$34,435,539

The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500:

December 31,
2025

Benefits paid to participants per the financial statements	$82,616,180

Less: Deemed distributions - defaulted loans at beginning of year	(16,512)

Less: Amounts allocated to withdrawing participants at beginning of year	(31,880)

Benefits paid to participants per the Form 5500	$82,567,788
The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the Form 5500:

December 31,
2025

Net increase in net assets available for benefits per the financial statements	$63,800,360

Add: Excess contributions payable at end of year	28,816

Add: Amounts allocated to withdrawing participants at beginning of year	31,880

Add: Deemed distributions - defaulted loans at beginning of year	16,512

Less: Excess contributions payable at beginning of year	(44,284)

Less: Deemed distributions - defaulted loans at end of year	(12,080)

Net increase in net assets available for benefits per the Form 5500	$63,821,204